Investment Strategy	Mar. 31, 2026
First Prospectus | Tradr 2X Short SPY Monthly ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal market circumstances, the Fund will maintain at least 80% exposure to financial instruments that provide inverse exposure to the calendar month performance of the SPDR® S&P 500® ETF Trust. The Fund is an actively-managed ETF that seeks to achieve on a calendar month basis, before fees and expenses, -200% performance of the SPDR® S&P 500® ETF Trust for a full calendar month, and not for any other period, by entering into one or more swaps on the SPDR® S&P 500® ETF Trust. A “full calendar month” is measured from the close of trading on the last business day of one calendar month to the close of trading on the last business day of the following calendar month. Business day means each day the NYSE is open for trading. For example, if June 28th is the last business day of the calendar month and July 31st is the last business day of the following calendar month, the calendar month performance is measured from the close of trading on June 28th to the close of trading on July 31st.

The Fund will enter into one or more swaps with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on the SPDR® S&P 500® ETF Trust. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount representing the SPDR® S&P 500® ETF Trust. The Adviser attempts to consistently apply leverage to maintain the Fund’s exposure to -200% of the SPDR® S&P 500® ETF Trust’s monthly returns, and expects to rebalance the Fund’s holdings monthly in an attempt to maintain such exposure.

As a defensive measure, if abnormal market conditions or other circumstances cause a change in the value of SPDR® S&P 500® ETF Trust intra-period (i.e., other than at or near the close of the market of a calendar period) and the change exceeds a level that has been determined by the Advisor to represent a “dramatic move” in the price of SPDR® S&P 500® ETF Trust (the “performance trigger”) the Advisor will seek to reset the performance leverage of the Fund by rebalancing the portfolio. The performance trigger for the Fund is 35%. For example, if the price of SPDR® S&P 500® ETF Trust rises by 35% for the period by the 15th of the calendar month, the Fund will rebalance its portfolio on the 15th by resetting the swaps to the -200% inverse leverage and delivering the performance through the end of the calendar period. In essence, the stub period between the triggered reset date and the end of the period is treated like a brand-new period which would have the effect of reducing the inverse return for that calendar period. The Advisor will make best efforts to reset the performance leverage intraday as soon as possible after the trigger level is reached. If the intra-period performance trigger is not reached until the final 30 minutes of trading, the Advisor will make best efforts to reset the performance leverage that day. However, if there is not enough time to do so, the performance leverage will reset the following trading day. If the Fund rebalances its portfolio intra-period due to the performance trigger, the Fund likely will not achieve its investment objective for that period. There is no guarantee that such defensive measures will be successful in protecting the viability of the Fund.

Additionally, the Fund may invest all available cash in the Fund’s portfolio in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short-term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality (“Collateral Investments”).

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”), which means that it may invest more of its assets in a smaller number of issuers than “diversified” funds. The Fund may engage in frequent and active trading.

SPDR® S&P® 500 ETF Trust is an index-based ETF that seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of an index designed to measure the performance of five hundred (500) selected companies, all of which are listed on national stock exchanges and span a broad range of major industries.

The Fund has derived all disclosures contained in this document regarding the SPDR® S&P 500® ETF Trust from the publicly available documents described above. In connection with the offering of the Fund’s securities, none of the Fund, the Trust, the Advisor, or any of their affiliates has participated in the preparation of such documents. The Advisor has not made any due diligence inquiry with respect to the data or information underlying the publicly available information of the SPDR® S&P 500® ETF Trust. None of the Fund, the Trust, the Advisor, or any of their affiliates makes any representation that such publicly available documents or any other publicly available information regarding the SPDR® S&P 500® ETF Trust is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the SPDR® S&P 500® ETF Trust have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning the SPDR® S&P 500® ETF Trust could affect the value of the Fund’s investments with respect to the SPDR® S&P 500® ETF Trust and therefore the value of the Fund.

None of the Trust, the Fund or their affiliates makes any representation to you as to the performance of the SPDR® S&P 500® ETF Trust.

THE TRADR 2X SHORT SPY MONTHLY ETF, INVESTMENT MANAGERS SERIES TRUST II, AND AXS INVESTMENTS LLC ARE NOT AFFILIATED WITH THE SPDR® S&P 500® ETF TRUST, OR PDR SERVICES, LLC.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market circumstances, the Fund will maintain at least 80% exposure to financial instruments that provide inverse exposure to the calendar month performance of the SPDR® S&P 500® ETF Trust.
First Prospectus | Tradr 2X Long SPY Quarterly ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal market circumstances, the Fund will maintain at least 80% exposure to financial instruments that provide two times leveraged exposure to the calendar quarter performance of the SPDR® S&P 500® ETF Trust. The Fund is an actively-managed ETF that seeks to achieve on a calendar quarter basis, before fees and expenses, 200% performance of the SPDR® S&P 500® ETF Trust for a full calendar quarter, and not for any other period, by entering into one or more swaps on the SPDR® S&P 500® ETF Trust or the S&P 500 Index®, investing directly in the SPDR® S&P 500® ETF Trust, purchasing listed options on the SPDR® S&P 500® ETF Trust or the S&P 500 Index® and/or investing in futures contracts on the S&P 500100 Index®. However, direct investments, options, and futures contracts are typically less efficient than swaps and may increase the likelihood that the Fund is unable to achieve its quarterly 2X investment objective. A “full calendar quarter” is measured from the close of trading on the last business day of one calendar quarter to the close of trading on the last business day of the following calendar quarter. Business day means each day the NYSE is open for trading. For example, if June 28th is the last business day of the calendar quarter and September 30th is the last business day of the following calendar quarter, the calendar quarter performance is measured from the close of trading on June 28th to the close of trading on September 30th.

The Fund will enter into one or more swaps with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on the SPDR® S&P 500® ETF Trust. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount representing the SPDR® S&P 500® ETF Trust. The Advisor attempts to consistently apply leverage to maintain the Fund’s exposure to 200% of the SPDR® S&P 500® ETF Trust’s quarterly return, and expects to rebalance the Fund’s holdings quarterly in an attempt to maintain such exposure. If the Advisor determines to use call options, the Fund will purchase exchange traded call options, including FLexible EXchange® Options (“FLEX Options.”). FLEX Options are customized options contracts that trade on an exchange but provide investors with the ability to customize key contract terms like strike price, style and expiration date while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of over-the-counter (OTC) options positions. Like traditional exchange-traded options, FLEX Options are guaranteed for settlement by the OCC, a market clearinghouse that guarantees performance by counterparties to certain derivatives contracts. The FLEX Options are listed on the Cboe. The Fund may take delivery of the underlying security (SPY) if it chooses to exercise a call option and either hold or sell the security in the secondary markets.

Additionally, the Fund may use other option strategies to produce similar exposure to SPDR® S&P 500® ETF Trust, like buying calls and selling puts with identical strike prices. Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the asset, in case of certain call options) and the seller (i.e., the writer) the obligation to sell the asset (or deliver cash value of the asset, in case of certain call options) at a certain defined price. In situations where swap availability is constrained, the Fund may rely more heavily on options contracts. Additionally, the Fund may use options in response to changing market dynamics. The Fund may also utilize futures contracts on the S&P 500 Index® to seek to achieve leveraged exposure to the SPDR® S&P 500® ETF Trust.

As a defensive measure, if abnormal market conditions or other circumstances cause a change in the value of SPDR® S&P 500® ETF Trust intra-period (i.e., other than at or near the close of the market of a calendar period) and the change exceeds a level that has been determined by the Advisor to represent a “dramatic move” in the price of SPDR® S&P 500® ETF Trust (the “performance trigger”) the Advisor will seek to reset the inverse exposure of the Fund by rebalancing the portfolio. The performance trigger for the Fund is -35%. For example, if the price of SPDR® S&P 500® ETF Trust drops by 35% for the period by February 14th of the calendar quarter, the Fund will rebalance its portfolio on February 14th by resetting the swaps to the 200% leverage and delivering the performance through the end of the calendar period. In essence, the stub period between the triggered reset date and the end of the period is treated like a brand-new period which would have the effect of reducing the leverage return for that calendar period. The Advisor will make best efforts to reset the inverse exposure intraday as soon as possible after the trigger level is reached. If the intra-period performance trigger is not reached until the final 30 minutes of trading, the Advisor will make best efforts to reset the inverse exposure that day. However, if there is not enough time to do so, the performance leverage will reset the following trading day. If the Fund rebalances its portfolio intra-period due to the performance trigger, the Fund likely will not achieve its investment objective for that period. There is no guarantee that such defensive measures will be successful in protecting the viability of the Fund.

Additionally, the Fund may invest all available cash in the Fund’s portfolio in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short-term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality (“Collateral Investments”).

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”), which means that it may invest more of its assets in a smaller number of issuers than “diversified” funds. The Fund may engage in frequent and active trading.

SPDR® S&P® 500 ETF Trust is an index-based ETF that seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of an index designed to measure the performance of five hundred (500) selected companies, all of which are listed on national stock exchanges and span a broad range of major industries.

The Fund has derived all disclosures contained in this document regarding the SPDR® S&P 500® ETF Trust from the publicly available documents described above. In connection with the offering of the Fund’s securities, none of the Fund, the Trust, the Advisor, or any of their affiliates has participated in the preparation of such documents. The Advisor has not made any due diligence inquiry with respect to the data or information underlying the publicly available information of the SPDR® S&P 500® ETF Trust. None of the Fund, the Trust, the Advisor, or any of their affiliates makes any representation that such publicly available documents or any other publicly available information regarding the SPDR® S&P 500® ETF Trust is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the SPDR® S&P 500® ETF Trust have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning the SPDR® S&P 500® ETF Trust could affect the value of the Fund’s investments with respect to the SPDR® S&P 500® ETF Trust and therefore the value of the Fund.

None of the Trust, the Fund or their affiliates makes any representation to you as to the performance of the SPDR® S&P 500® ETF Trust.

THE TRADR 2X LONG SPY QUARTERLY ETF, INVESTMENT MANAGERS SERIES TRUST II, AND AXS INVESTMENTS LLC ARE NOT AFFILIATED WITH THE SPDR® S&P 500® ETF TRUST, OR PDR SERVICES, LLC.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market circumstances, the Fund will maintain at least 80% exposure to financial instruments that provide two times leveraged exposure to the calendar quarter performance of the SPDR® S&P 500® ETF Trust.
First Prospectus | Tradr 2X Long Innovation 100 Monthly ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal market circumstances, the Fund will maintain at least 80% exposure to financial instruments that provide two times leveraged exposure to the calendar month performance of the Invesco QQQ TrustSM. The Fund is an actively-managed ETF that seeks to achieve on a calendar month basis, before fees and expenses, 200% performance of the Invesco QQQ TrustSM for a full calendar month, and not for any other period, by entering into one or more swaps on the Invesco QQQ TrustSM, investing directly in Invesco QQQ TrustSM, purchasing listed options on the Invesco QQQ TrustSM or the Nasdaq 100 Index®, and/or investing in futures contracts on the Nasdaq 100 Index®. However, direct investments, options, and futures contracts are typically less efficient than swaps and may increase the likelihood that the Fund is unable to achieve its monthly 2X investment objective. A “full calendar month” is measured from the close of trading on the last business day of one calendar month to the close of trading on the last business day of the following calendar month. Business day means each day the NYSE is open for trading. For example, if June 28th is the last business day of the calendar month and July 31st is the last business day of the following calendar month, the calendar month performance is measured from the close of trading on June 28th to the close of trading on July 31st.

The Fund will enter into one or more swaps with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on the Invesco QQQ TrustSM. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount representing the Invesco QQQ TrustSM. The Advisor attempts to consistently apply leverage to maintain the Fund’s exposure to 200% of the Invesco QQQ TrustSM’s monthly return, and expects to rebalance the Fund’s holdings monthly in an attempt to maintain such exposure. If the Advisor determines to use call options, the Fund will purchase exchange traded call options, including FLexible EXchange® Options (“FLEX Options.”). FLEX Options are customized options contracts that trade on an exchange but provide investors with the ability to customize key contract terms like strike price, style and expiration date while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of over-the-counter (OTC) options positions. Like traditional exchange-traded options, FLEX Options are guaranteed for settlement by the OCC, a market clearinghouse that guarantees performance by counterparties to certain derivatives contracts. The FLEX Options are listed on the Cboe. The Fund may take delivery of the underlying security (Invesco QQQ TrustSM) if it chooses to exercise a call option and either hold or sell the security in the secondary markets.

Additionally, the Fund may use other option strategies to produce similar exposure to Invesco QQQ TrustSM, like buying calls and selling puts with identical strike prices. Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the asset, in case of certain call options) and the seller (i.e., the writer) the obligation to sell the asset (or deliver cash value of the asset, in case of certain call options) at a certain defined price. In situations where swap availability is constrained, the Fund may rely more heavily on options contracts. Additionally, the Fund may use options in response to changing market dynamics. The Fund may also utilize futures contracts on the Nasdaq 100 Index® to seek to achieve leveraged exposure to the Invesco QQQ TrustSM.

As a defensive measure, if abnormal market conditions or other circumstances cause a change in the value of Invesco QQQ TrustSM intra-period (i.e., other than at or near the close of the market of a calendar period) and the change exceeds a level that has been determined by the Advisor to represent a “dramatic move” in the price of Invesco QQQ TrustSM (the “performance trigger”) the Advisor will seek to reset the performance leverage of the Fund by rebalancing the portfolio. The performance trigger for the Fund is -35%. For example, if the price of Invesco QQQ TrustSM drops by 35% for the period by the 15th of the calendar month, the Fund will rebalance its portfolio on the 15th by resetting the swaps to the 200% leverage and delivering the performance through the end of the calendar period. In essence, the stub period between the triggered reset date and the end of the period is treated like a brand-new period which would have the effect of reducing the leverage return for that calendar period. The Advisor will make best efforts to reset the performance leverage intraday as soon as possible after the trigger level is reached. If the intra-period performance trigger is not reached until the final 30 minutes of trading, the Advisor will make best efforts to reset the performance leverage that day. However, if there is not enough time to do so, the performance leverage will reset the following trading day. If the Fund rebalances its portfolio intra-period due to the performance trigger, the Fund likely will not achieve its investment objective for that period. There is no guarantee that such defensive measures will be successful in protecting the viability of the Fund.

As a result of its investment strategies, the Fund will be concentrated (i.e., hold 25% or more of its total assets in investments that provide exposure to an industry) to approximately the same extent as the Invesco QQQ TrustSM is so concentrated.

Additionally, the Fund may invest all available cash in the Fund’s portfolio in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short-term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality (“Collateral Investments”).

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”), which means that it may invest more of its assets in a smaller number of issuers than “diversified” funds. The Fund may engage in frequent and active trading.

Invesco QQQ TrustSM is an index-based ETF that seeks to track investment results, before fees and expenses, of an index designed to measure the average performance of securities issued by 100 of the largest U.S. and international non-financial companies listed on the Nasdaq. The Invesco QQQ TrustSM seeks to achieve its investment objective by holding a portfolio of the common stocks that are included in the underlying index.

The Fund has derived all disclosures contained in this document regarding the Invesco QQQ TrustSM from the publicly available documents described above. In connection with the offering of the Fund’s securities, none of the Fund, the Trust, the Advisor, or any of their affiliates has participated in the preparation of such documents. The Advisor has not made any due diligence inquiry with respect to the data or information underlying the publicly available information of the Invesco QQQ TrustSM. None of the Fund, the Trust, the Advisor, or any of their affiliates makes any representation that such publicly available documents or any other publicly available information regarding the Invesco QQQ TrustSM is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Invesco QQQ TrustSM have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning the Invesco QQQ TrustSM could affect the value of the Fund’s investments with respect to the Invesco QQQ TrustSM and therefore the value of the Fund.

None of the Trust, the Fund and their affiliates makes any representation to you as to the performance of the Invesco QQQ TrustSM.

THE TRADR 2X LONG INNOVATION 100 MONTHLY ETF, INVESTMENT MANAGERS SERIES TRUST II, AND AXS INVESTMENTS LLC ARE NOT AFFILIATED WITH THE INVESCO QQQ TRUSTSM, OR INVESCO CAPITAL MANAGEMENT LLC.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market circumstances, the Fund will maintain at least 80% exposure to financial instruments that provide two times leveraged exposure to the calendar month performance of the Invesco QQQ TrustSM.
Strategy Portfolio Concentration [Text]	As a result of its investment strategies, the Fund will be concentrated (i.e., hold 25% or more of its total assets in investments that provide exposure to an industry) to approximately the same extent as the Invesco QQQ TrustSM is so concentrated.
First Prospectus | Tradr 2X Short Innovation 100 Monthly ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal market circumstances, the Fund will maintain at least 80% exposure to financial instruments that provide inverse exposure to the calendar month performance of the Invesco QQQ TrustSM. The Fund is an actively-managed ETF that seeks to achieve on a calendar month basis, before fees and expenses, -200% performance of the Invesco QQQ TrustSM for a full calendar month, and not for any other period, by entering into one or more swaps on the Invesco QQQ TrustSM. A “full calendar month” is measured from the close of trading on the last business day of one calendar month to the close of trading on the last business day of the following calendar month. Business day means each day the NYSE is open for trading. For example, if June 28th is the last business day of the calendar month and July 31st is the last business day of the following calendar month, the calendar month performance is measured from the close of trading on June 28th to the close of trading on July 31st.

The Fund will enter into one or more swaps with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on the Invesco QQQ TrustSM. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount representing the Invesco QQQ TrustSM. The Advisor attempts to consistently apply leverage to maintain the Fund’s exposure to -200% of the Invesco QQQ TrustSM’s monthly returns, and expects to rebalance the Fund’s holdings monthly in an attempt to maintain such exposure.

As a defensive measure, if abnormal market conditions or other circumstances cause a change in the value of Invesco QQQ TrustSM intra-period (i.e., other than at or near the close of the market of a calendar period) and the change exceeds a level that has been determined by the Advisor to represent a “dramatic move” in the price of Invesco QQQ TrustSM (the “performance trigger”) the Advisor will seek to reset the performance leverage of the Fund by rebalancing the portfolio. The performance trigger for the Fund is 35%. For example, if the price of Invesco QQQ TrustSM rises by 35% for the period by the 15th of the calendar month, the Fund will rebalance its portfolio on the 15th by resetting the swaps to the -200% inverse leverage and delivering the performance through the end of the calendar period. In essence, the stub period between the triggered reset date and the end of the period is treated like a brand-new period which would have the effect of reducing the inverse return for that calendar period. The Advisor will make best efforts to reset the performance leverage intraday as soon as possible after the trigger level is reached. If the intra-period performance trigger is not reached until the final 30 minutes of trading, the Advisor will make best efforts to reset the performance leverage that day. However, if there is not enough time to do so, the performance leverage will reset the following trading day. If the Fund rebalances its portfolio intra-period due to the performance trigger, the Fund likely will not achieve its investment objective for that period. There is no guarantee that such defensive measures will be successful in protecting the viability of the Fund.

As a result of its investment strategies, the Fund will be concentrated (i.e., hold 25% or more of its total assets in investments that provide exposure to an industry) to approximately the same extent as the Invesco QQQ TrustSM is so concentrated.

Additionally, the Fund may invest all available cash in the Fund’s portfolio in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short-term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality (“Collateral Investments”).

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”), which means that it may invest more of its assets in a smaller number of issuers than “diversified” funds. The Fund may engage in frequent and active trading.

Invesco QQQ TrustSM is an index-based ETF that seeks to track investment results, before fees and expenses, of an index designed to measure the average performance of securities issued by 100 of the largest U.S. and international non-financial companies listed on the Nasdaq. The Invesco QQQ TrustSM seeks to achieve its investment objective by holding a portfolio of the common stocks that are included in the underlying index.

The Fund has derived all disclosures contained in this document regarding the Invesco QQQ TrustSM from the publicly available documents described above. In connection with the offering of the Fund’s securities, none of the Fund, the Trust, the Advisor, or any of their affiliates has participated in the preparation of such documents. The Advisor has not made any due diligence inquiry with respect to the data or information underlying the publicly available information of the Invesco QQQ TrustSM. None of the Fund, the Trust, the Advisor, or any of their affiliates makes any representation that such publicly available documents or any other publicly available information regarding the Invesco QQQ TrustSM is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Invesco QQQ TrustSM have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning the Invesco QQQ TrustSM could affect the value of the Fund’s investments with respect to the Invesco QQQ TrustSM and therefore the value of the Fund.

None of the Trust, the Fund or their affiliates makes any representation to you as to the performance of the Invesco QQQ TrustSM.

THE TRADR 2X SHORT INNOVATION 100 MONTHLY ETF, INVESTMENT MANAGERS SERIES TRUST II, AND AXS INVESTMENTS LLC ARE NOT AFFILIATED WITH THE INVESCO QQQ TRUSTSM, OR INVESCO CAPITAL MANAGEMENT LLC.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market circumstances, the Fund will maintain at least 80% exposure to financial instruments that provide inverse exposure to the calendar month performance of the Invesco QQQ TrustSM.
Strategy Portfolio Concentration [Text]	As a result of its investment strategies, the Fund will be concentrated (i.e., hold 25% or more of its total assets in investments that provide exposure to an industry) to approximately the same extent as the Invesco QQQ TrustSM is so concentrated.
First Prospectus | Tradr 2X Long Innovation 100 Quarterly ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal market circumstances, the Fund will maintain at least 80% exposure to financial instruments that provide two times leveraged exposure to the calendar quarter performance of the Invesco QQQ TrustSM. The Fund is an actively-managed ETF that seeks to achieve on a calendar quarter basis, before fees and expenses, 200% performance of the Invesco QQQ TrustSM for a full calendar quarter, and not for any other period, by entering into one or more swaps on the Invesco QQQ TrustSM, investing directly in Invesco QQQ TrustSM, purchasing listed option on Invesco QQQ TrustSM or the Nasdaq 100 Index®, and/or investing in futures contracts on the Nasdaq 100 Index®. However, direct investments, options, and futures contracts are typically less efficient than swaps and may increase the likelihood that the Fund is unable to achieve its quarterly 2X investment objective. A “full calendar quarter” is measured from the close of trading on the last business day of one calendar quarter to the close of trading on the last business day of the following calendar quarter. Business day means each day the NYSE is open for trading. For example, if June 28th is the last business day of the calendar quarter and September 30th is the last business day of the following calendar quarter, the calendar quarter performance is measured from the close of trading on June 28th to the close of trading on September 30th.

The Fund will enter into one or more swaps with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on the Invesco QQQ TrustSM. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount representing the Invesco QQQ TrustSM. The Advisor attempts to consistently apply leverage to maintain the Fund’s exposure to 200% of the Invesco QQQ TrustSM’s quarterly return, and expects to rebalance the Fund’s holdings quarterly in an attempt to maintain such exposure.

If the Advisor determines to use call options, the Fund will purchase exchange traded call options, including FLexible EXchange® Options (“FLEX Options.”). FLEX Options are customized options contracts that trade on an exchange but provide investors with the ability to customize key contract terms like strike price, style and expiration date while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of over-the-counter (OTC) options positions. Like traditional exchange-traded options, FLEX Options are guaranteed for settlement by the OCC, a market clearinghouse that guarantees performance by counterparties to certain derivatives contracts. The FLEX Options are listed on the Cboe. The Fund may take delivery of the underlying security (Invesco QQQ TrustSM)) if it chooses to exercise a call option and either hold or sell the security in the secondary markets.

Additionally, the Fund may use other option strategies to produce similar exposure to Invesco QQQ TrustSM, like buying calls and selling puts with identical strike prices. Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the asset, in case of certain call options) and the seller (i.e., the writer) the obligation to sell the asset (or deliver cash value of the asset, in case of certain call options) at a certain defined price. In situations where swap availability is constrained, the Fund may rely more heavily on options contracts. Additionally, the Fund may use options in response to changing market dynamics. The Fund may also utilize futures contracts on the Nasdaq 100 Index® to seek to achieve leveraged exposure to the Invesco QQQ TrustSM.

As a defensive measure, if abnormal market conditions or other circumstances cause a change in the value of Invesco QQQ TrustSM intra-period (i.e., other than at or near the close of the market of a calendar period) and the change exceeds a level that has been determined by the Advisor to represent a “dramatic move” in the price of Invesco QQQ TrustSM (the “performance trigger”) the Advisor will seek to reset the performance leverage of the Fund by rebalancing the portfolio. The performance trigger for the Fund is -35%. For example, if the price of Invesco QQQ TrustSM drops by 35% for the period by February 14th of the calendar quarter, the Fund will rebalance its portfolio on February 14th by resetting the swaps to the 200% leverage and delivering the performance through the end of the calendar period. In essence, the stub period between the triggered reset date and the end of the period is treated like a brand-new period which would have the effect of reducing the leverage return for that calendar period. The Advisor will make best efforts to reset the performance leverage intraday as soon as possible after the trigger level is reached. If the intra-period performance trigger is not reached until the final 30 minutes of trading, the Advisor will make best efforts to reset the performance leverage that day. However, if there is not enough time to do so, the performance leverage will reset the following trading day. If the Fund rebalances its portfolio intra-period due to the performance trigger, the Fund likely will not achieve its investment objective for that period. There is no guarantee that such defensive measures will be successful in protecting the viability of the Fund.

As a result of its investment strategies, the Fund will be concentrated (i.e., hold 25% or more of its total assets in investments that provide exposure to an industry) to approximately the same extent as the Invesco QQQ TrustSM is so concentrated.

Additionally, the Fund may invest all available cash in the Fund’s portfolio in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short-term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality (“Collateral Investments”).

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”), which means that it may invest more of its assets in a smaller number of issuers than “diversified” funds. The Fund may engage in frequent and active trading.

Invesco QQQ TrustSM is an index-based ETF that seeks to track investment results, before fees and expenses, of an index designed to measure the average performance of securities issued by 100 of the largest U.S. and international non-financial companies listed on the Nasdaq. The Invesco QQQ TrustSM seeks to achieve its investment objective by holding a portfolio of the common stocks that are included in the underlying index.

The Fund has derived all disclosures contained in this document regarding the Invesco QQQ TrustSM from the publicly available documents described above. In connection with the offering of the Fund’s securities, none of the Fund, the Trust, the Advisor, or any of their affiliates has participated in the preparation of such documents. The Advisor has not made any due diligence inquiry with respect to the data or information underlying the publicly available information of the Invesco QQQ TrustSM. None of the Fund, the Trust, the Advisor, or any of their affiliates makes any representation that such publicly available documents or any other publicly available information regarding the Invesco QQQ TrustSM is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Invesco QQQ TrustSM have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning the Invesco QQQ TrustSM could affect the value of the Fund’s investments with respect to the Invesco QQQ TrustSM and therefore the value of the Fund.

None of the Trust, the Fund or their affiliates makes any representation to you as to the performance of the Invesco QQQ TrustSM.

THE TRADR 2X LONG INNOVATION 100 QUARTERLY ETF, INVESTMENT MANAGERS SERIES TRUST II, AND AXS INVESTMENTS LLC ARE NOT AFFILIATED WITH THE INVESCO QQQ TRUSTSM, OR INVESCO CAPITAL MANAGEMENT LLC.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market circumstances, the Fund will maintain at least 80% exposure to financial instruments that provide two times leveraged exposure to the calendar quarter performance of the Invesco QQQ TrustSM.
Strategy Portfolio Concentration [Text]	As a result of its investment strategies, the Fund will be concentrated (i.e., hold 25% or more of its total assets in investments that provide exposure to an industry) to approximately the same extent as the Invesco QQQ TrustSM is so concentrated.
Second Prospectus | Astoria Real Assets ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that, under normal market conditions, invests at least 80% of its net assets in investments providing significant exposure to real assets (“real asset-related investments”). The Fund’s real asset-related investments consist of securities across multiple asset classes that have the potential to benefit, either directly or indirectly, from increases in the rate of rising costs of goods and services (i.e., inflation). The Fund considers an equity security of a company to be a real asset-related investment if it either (i) derives at least 50% of its revenues or profits from, or (ii) has at least 50% of its assets committed to, real assets (i.e., assets that have physical properties, such as energy and natural resources, real estate, basic materials, equipment, utilities and infrastructure, and commodities). The Fund’s investments in equity interests are generally expected to include common stock, general and limited partnership interests of publicly-traded master limited partnerships (“MLPs”), and units of royalty trusts. Real asset-related investments considered for investment by the Fund also include (i) commodity/natural resource-related securities, such as equity securities of companies engaged in the energy, industrial, and materials sectors, (ii) global real estate-related securities, including equity securities of real estate investment trusts (“REITs”), (iii) global inflation-linked securities, including inflation-protected public obligations of the U.S. Treasury, commonly known as “TIPS”, and (iv) investments in other ETFs (“Underlying ETFs”) that directly or indirectly invest in equity securities that qualify as real asset-related investments, investment grade fixed income securities (including TIPS) and/or commodities (including, but not limited to, crude oil, copper, natural gas, gold, silver, platinum, palladium, soybean, live cattle, coffee and corn). The Underlying ETFs typically gain exposure to commodities through the use of commodity-linked derivatives, including futures contracts.

Although the majority of the Fund’s portfolio securities are expected to be of issuers that are either domiciled in or earn a majority of their revenues from activities within the United States, the Fund also may have significant exposure to issuers that are either domiciled in or earn a majority of their revenues from activities within Asia, Canada, or Europe. The Fund may invest in non-U.S. securities, including depositary receipts.

AXS Investments LLC serves as the Fund’s investment advisor (the “Advisor”) and Astoria Portfolio Advisors LLC serves as the investment sub-advisor to the Fund (“Astoria”). Astoria manages the investment strategy and portfolio selection for the Fund.

In pursuing its investment strategy, Astoria seeks to identify real asset-related investments that it believes are positioned to benefit from a sustained inflationary environment, such as companies the overall profits of which are expected to increase with rising consumer, producer, and raw material prices (“real asset-related companies”). Examples of real asset-related companies that Astoria believes may benefit from a rising interest rate environment include, but are not limited to, companies producing industrial machinery, metals and steel, and companies engaged in the exploration, production, transportation and mining of commodity assets, such as oil, gas, coal, agriculture, minerals and other real assets, including the passive ownership of royalties or production streams of such assets.

In selecting investments for the Fund’s portfolio, Astoria employs a top-down quantitative approach selecting the companies which pass various fundamental screens, such as valuations, growth prospects, quality ratios, and momentum measures. Astoria’s research and analysis seeks to leverage data from a variety of external sources as well as internal research in order to identify and capitalize on trends that have implications for individual companies, sectors or commodities exposures. Astoria expects to sell portfolio holdings when it determines they no longer fit the Fund’s investment strategy or are no longer attractively valued on a fundamental basis.

The Fund may invest up to 20% of its net assets in the equity securities of financial services companies that are not real asset-related investments.

In addition, the Fund may invest up to 20% of its net assets in exchange-traded products that hold crypto assets directly (“Spot Crypto Asset ETPs”) and ETFs that primarily hold crypto asset futures contracts (“Crypto Asset Futures ETFs” and together with Spot Crypto Asset ETPs, “Crypto Asset ETFs”) and companies within the crypto asset and blockchain industries. Crypto assets (also referred to as “cryptocurrencies”, “virtual currencies”, and “digital currencies”) are digital assets that are designed to act as a medium of exchange. Crypto assets are not issued by a government, bank, or central organization, and they exist via online, peer-to-peer computer networks that host public transaction ledgers where transfers are recorded on a blockchain. A company is considered to be within the crypto asset or blockchain industry if, for example, it: mines, validates, or processes crypto asset transactions (e.g., bitcoin miners, validators); develops, provides, or supports blockchain-related software, hardware, or services (e.g., blockchain platforms, wallets, smart contract developers); offers crypto-related financial services (e.g., trading platforms, brokers, lenders, custodians); accepts or processes crypto asset payments (e.g., merchants, payment processors); provides infrastructure or support services for blockchain or crypto asset companies (e.g., data centers, security providers); develops or uses blockchain technology for operational purposes (e.g., supply chain management, identity verification); invests in or owns crypto assets or blockchain-related assets (e.g., venture capital firms, investment funds); provides education, research, or consulting services related to blockchain or crypto assets (e.g., research institutions, consulting firms). The Fund may also invest in option contracts linked to Crypto Assets ETFs. The options contracts are listed, traded and cleared on regulated U.S. exchanges. In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the asset underlying the option (in this case, the Crypto Asset ETF) at a specified exercise price. The writer of an option has the obligation upon exercise of the option to deliver the underlying reference asset upon payment of the exercise price (call) or to pay the exercise price upon delivery of the underlying reference asset (put). The Fund may utilize both European and American style options. An option is said to be “European Style” when it can be exercised only at expiration, whereas an “American Style” option can be exercised at any time prior to expiration.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund is an actively managed exchange-traded fund (“ETF”) that, under normal market conditions, invests at least 80% of its net assets in investments providing significant exposure to real assets (“real asset-related investments”).
Second Prospectus | AXS Esoterica NextG Economy ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”). Under normal circumstances, the Fund will invest 80% of its net assets (plus any borrowings for investment purposes) in domestic and foreign equity securities of companies that are relevant to the fifth generation digital cellular network technology (“5G”) enabled digital economy, including companies involved in the production of 5G technology and companies that may benefit from the use of 5G, such as companies engaged in e-commerce or internet sales.

The Fund’s investments may include investments in micro-, small-, medium- and large-capitalization companies. The Fund will concentrate (i.e., invest 25% or more of its assets) in companies in the internet, computer, semiconductor and software industries. The Fund’s foreign investments include developed and emerging markets. The Fund may invest in foreign securities (including investments in American Depositary Receipts (‘‘ADRs’’) and Global Depositary Receipts (‘‘GDRs’’)) and securities listed on local foreign exchanges. The Fund may invest up to 20% of its net assets in cash and cash equivalents.

In selecting companies that the sub-advisor, Esoterica Capital LLC (“Esoterica”), believes are relevant to the 5G-enabled digital economy, it seeks to identify companies that would benefit by expanding the accessible market for their products and services as a result of the adoption of 5G. Esoterica further believes that companies that are engaged in e-commerce or internet sales, for example, may especially benefit from the adoption of 5G technology due to 5G technology’s increased peak data rates, increased speed of connectivity, and more efficient use of bandwidth such that the maximum amount of data can be transmitted with the fewest transmission errors, relative to existing technology. More efficient and accurate transmission of data may result in a larger available market.

Esoterica constructs the Fund’s portfolio. Esoterica’s process for identifying companies uses both ‘‘top down’’ (thematic research sizing the potential total available market and changes in the underlying technological cycle) and ‘‘bottom up’’ (valuation, fundamental and quantitative measures) approaches. Esoterica’s internal research and analysis utilizes insights from diverse sources, including external research, to develop and refine its investment themes and identify and take advantage of trends that it believes have ramifications for individual companies or entire industries. As part of Esoterica’s top down process, the universe of potential investments is categorized by Esoterica into one of the following groups:

•   Group 1: Infrastructure

The company’s business activities, products or services are focused on or benefit from the development of new products or services, technological improvements and advancements in scientific research in the development of 5G communication infrastructure network, including core network, transmission, and radio access network, or cloud computing infrastructure.

•   Group 2: Edge Devices

An edge device is a type of networking device that connects an internal local area network with an external wide area network or the internet. The edge device provides interconnectivity and traffic translation between different networks on their entering edges or the network boundaries. A Group 2 company’s business activities, products or services are focused on or benefit from the development of new products or services, technological improvements and advancements in scientific research in the access of 5G networks by end users, including the edge device itself, such as a cellular phone, or a key component within the edge device, such as a baseband processor.

•     Group 3: Services

The company’s business activities, products or services are enabled by the proliferation of 5G infrastructure and edge devices, which can be further categorized into enhanced mobile broadband (“eMBB”), massive machine type communications (“mMTC”), and ultra-reliable low-latency communications (“uRLLC”). The possible products and services may include video streaming, cloud gaming, autonomous driving, augmented reality and virtual reality (“AR/VR”), Internet of Things (“IoT”), and remote surgery. Cloud gaming is a type of online gaming that aims to provide smooth and direct playability to end users of games across various devices. Such a service could include making available a host gaming server capable of executing a gaming engine and streaming the gaming data to the client device. IoT is a system of interrelated computing devices, mechanical and digital machines, objects, animals or people that are provided with unique identifiers and the ability to transfer data over a network without requiring human-to-human or human-to-computer interaction.

Esoterica selects investments for the Fund that represent its highest-conviction investment ideas within the above groups, are attractively valued and well-positioned, and which Esoterica believes offer the best risk-reward opportunities.

In managing the Fund’s portfolio, Esoterica may engage in frequent transactions, resulting in a higher portfolio turnover rate. The Fund seeks to participate in gains in the U.S. and foreign markets in all market conditions and will attempt to minimize the impact of market losses during periods of extreme market stress.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”), which means that it may invest more of its assets in a smaller number of issuers than “diversified” funds.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund will invest 80% of its net assets (plus any borrowings for investment purposes) in domestic and foreign equity securities of companies that are relevant to the fifth generation digital cellular network technology (“5G”) enabled digital economy, including companies involved in the production of 5G technology and companies that may benefit from the use of 5G, such as companies engaged in e-commerce or internet sales.
Strategy Portfolio Concentration [Text]	The Fund will concentrate (i.e., invest 25% or more of its assets) in companies in the internet, computer, semiconductor and software industries.
Second Prospectus | AXS Green Alpha ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus borrowings for investment purposes, in sustainable companies. Sustainable companies are companies that are determined by Green Alpha Advisors, LLC, the Fund’s sub-advisor (“Green Alpha”), that seek to mitigate global sustainability systemic risks. Such risks include, but are not limited to, the climate crisis, natural resource degradation and scarcity, and human disease burdens.

The Fund seeks investments in companies that, in addition to seeking to address global sustainability systemic risks, Green Alpha believes have above-average growth potential and are reasonably valued at the time of purchase.

In selecting investments for the Fund, Green Alpha identifies the universe of investible companies as companies that Green Alpha believes are leading a transition to global stability in one or more of the following four pillars of sustainability:

1.     Rapid, large economic productivity gains: Economic productivity gains are defined by Green Alpha as the ability of the economy to produce increasingly more goods and services for the same amount (or less) of inputs, including work as measured in person hours and/or energy required, capital required, or required consumed materials including natural resources. For an economy to continue to function indefinitely without succumbing to one of the system-level threats present today, economic productivity must increase such that current and growing levels of output can be maintained versus shrinking quantities of inputs. In the language of sustainability, this is sometimes referred to as economic “dematerialization.”

2.     Renewable energies: The efficient, innovative means of production must be powered entirely by renewable sources of energy, which Green Alpha defines as those with zero cost of fuel input, including wind, water, solar, and some forms of geothermal energy.

3.     Waste-to-value supply chains: Extraction of primary geological resources needs to be reduced dramatically, and ultimately halted altogether. Thus, life cycle product management and indefinite reuse of already economically functional material is important.

4.     More equitable distribution of wealth: This fourth pillar ties the first three together. Historically, education and productivity have been the most important influences on stability, economic growth, and social well-being. A high degree of social cohesion is required to address risks and achieve true sustainability, and conversely, sharply divided civilizations have often experienced collapse. If individuals believe they live in a fair system with equal access to opportunity, civil unrest and its attendant risks are greatly attenuated.

Green Alpha’s selection process includes proprietary, multi-dimensional research and analysis methodologies. In order to qualify for potential investment by the Fund, a company’s business activities must be net contributing to one or more of the four pillars of sustainability that are described above. This is determined based on an evaluation of a company’s source of revenues and capital expenditure priorities. In particular, the company’s earning revenue generation must be majority derived from advancing one or more of the four pillars of sustainability, and similarly, the company’s capital expenditures must prioritize further investment addressing the sustainability pillar(s). If a company meets this initial qualification for potential investment, further analysis is then undertaken to determine the company’s commitment to sustainability utilizing metrics such as realized and planned efforts at decarbonization, electrification, dematerialization, and reductions in overall emissions. In particular, a company must have stated operational sustainability commitments and demonstrated adherence to such commitments. After this evaluation, further analysis is undertaken to determine relative social and governance merits of a company, such as diversity of leadership and workforce, employee well-being, and commitment to developing long-term shareholder value. If a company sufficiently passes the above-described evaluation process, it is put through fundamentals and valuation analysis, referred to as the “bottom-up process.” Fundamental factors considered in Green Alpha’s bottom-up process include, but are not limited to: revenue growth history and forward-looking expectations, track record of delivering margins and margin expansion, balance sheet health (emphasis on debt structure, levels and access to future capital, cost of capital), ability to service debt, and strong and expanding cash flows (or path to positive and expanding cash flows). Valuation factors considered in Green Alpha’s bottom-up process include but are not limited to: price-to-book ratio, price-to-sales ratio, price-to-cash flow ratio, market-share growth, addressable market growth, and revenue and earnings growth expectations relative to current price. Green Alpha applies its proprietary investment process to each equity investment opportunity.

Green Alpha’s proprietary research and analysis processes seek opportunities in all sectors and industries, regardless of which pillar(s) of sustainability a company may address. In addition, Green Alpha utilizes an active management approach to the strategy. As such, at any given time, the Fund’s portfolio may be more heavily weighted towards companies that address a particular pillar of sustainability. Green Alpha’s strategy may place additional emphasis on companies that seek to simultaneously address two or more pillars of sustainability, and/or solve for two or more system-level risks. For example, Green Alpha believes that electric, zero emissions transportation mitigates both human disease burdens, particularly in cities where tailpipe emissions are a major public health concern, and the climate crisis.

The Fund may invest in companies of all sizes and across economic sectors and geography. Although the Fund will attempt to invest as much of its assets as is practical in common stocks and American Depositary Receipts (“ADRs”), the Fund may maintain a reasonable (up to 20%) position in U.S. Treasury Bills and money market instruments to meet liquidity needs.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund will invest at least 80% of its net assets, plus borrowings for investment purposes, in sustainable companies.
Second Prospectus | AXS Knowledge Leaders ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund invests primarily in equities the Advisor considers to be highly innovative companies or “knowledge leaders.” The portfolio will include a diversified mix of mid- and large-cap companies from the developed world including North America, Europe and Asia.

The Advisor considers knowledge leaders to be companies that have demonstrated histories of successfully employing their research and development and have built competitive advantages using their own firm-specific resources such as proprietary knowledge, intellectual property or a unique distribution mechanism. Based on academic research, the Advisor believes the market is generally inefficient at valuing such high growth companies because traditional financial data overlooks hidden value in such companies’ assets.

Using a proprietary methodology based on academic research, the Advisor evaluates all of the equity securities in an investment universe comprised of companies in the top 85% of the market capitalization of the 22 traditional developed countries (excluding Hong Kong) with a stock price greater than $1, eliminating those companies with the lowest

10% trading liquidity (shares traded multiplied by share price). The Advisor’s methodology is applied to create an intangible-adjusted financial history for each remaining company. The methodology does this by making adjustments to each company’s reported financial data since 1980 (or since the company’s inception, if later) that cause intangible investments to be treated as identical to tangible investments. For this purpose, intangible assets include research and development, advertising, brand development, and employee training expenses. The methodology then applies the Advisor’s “knowledge leaders” screen, a proprietary, quantitative process used to measure a company’s intangible-adjusted financial history for knowledge and innovation intensity, financial strength, and profitability, based on certain criteria, including among others, a company’s investment in research and development, overall balance sheet quality, consistent earnings growth, and operating cash flows. Companies are graded on a “pass/fail” basis and those companies that pass each level of the screen are identified as knowledge leaders. The Advisor then constructs an equity portfolio from the group of knowledge leader stocks that in the Advisor’s opinion has the greatest liquidity characteristics. The Fund will not hold the entire group of knowledge leader securities.

Under normal circumstances, at least 80% of the Fund’s assets will be invested in securities the Advisor identifies as knowledge leaders at the time of investment, with not more than 25% in any one industry. Under normal market conditions, the Fund will invest at least 40% of its net assets in securities of companies located outside the United States. A company will be considered to be located outside the United States if it is domiciled in and tied economically to one or more non-U.S. countries and may include stocks of companies that trade in the form of depositary receipts. From time to time, the Fund may have a significant portion of its assets invested in a specific sector or geographical areas, including Japan, Europe and the U.S.

The Fund will invest primarily in securities issued by companies with market capitalizations over $500 million and may also invest in exchange-traded funds (“ETFs”), cash, cash equivalents and money market instruments.

When the Advisor believes that current market, economic, political or other conditions are unsuitable and would impair the pursuit of the Fund’s investment objective, the Fund may invest some or all of its assets in cash or cash equivalents. When the Fund takes a temporary defensive position, the Fund may not achieve its investment objective.

The Fund may sell a position for various reasons, including: 1) the company ceases to meet the minimum criteria to be included in the group of knowledge leaders, 2) tax loss harvesting, or 3) the Advisor identifies an investment with superior liquidity characteristics.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, at least 80% of the Fund’s assets will be invested in securities the Advisor identifies as knowledge leaders at the time of investment, with not more than 25% in any one industry.
Third Prospectus | Tradr 2X Long Innovation ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed ETF that seeks to achieve on a daily basis, before fees and expenses, 200% performance of the ARK Innovation ETF for a single trading day, not for any other period, by entering into one or more swaps on the ARK Innovation ETF. A “single trading day” is measured from the time the Fund calculates its NAV to the time of the Fund’s next NAV calculation.

The Fund will enter into one or more swaps with major global financial institutions for a specified period ranging from a day to more than one year whereby the Fund and the global financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on the ARK Innovation ETF. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount representing the ARK Innovation ETF. The Advisor attempts to consistently apply leverage to increase the Fund’s exposure to 200% of the ARK Innovation ETF, and expects to rebalance the Fund’s holdings daily to maintain such exposure.

Additionally, the Fund may invest between 40-80% of the Fund’s portfolio depending on the amount of collateral required by the Fund’s counterparties in (1) U.S. government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short-term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality (“Collateral Investments”).

The ARK Innovation ETF is an actively managed ETF that seeks long-term growth of capital by investing under normal circumstances primarily (at least 65% of its assets) in domestic and foreign equity securities of companies that are relevant to the ARK Innovation ETF’s investment theme of disruptive innovation. ARK defines “disruptive innovation” as the introduction of a technologically enabled new product or service that potentially changes the way the world works. ARK Innovation ETF is typically comprised of 35-55 companies.

This document relates only to the securities offered hereby and does not relate to the underlying stock or other securities of the ARK Innovation ETF. The Fund has derived all disclosures contained in this document regarding the ARK Innovation ETF from the publicly available documents. In connection with the offering of the securities, none of the Fund, the Trust, the Advisor or any of their respective affiliates has participated in the preparation of such documents. The Advisor has not made any due diligence inquiry with respect to the data or information underlying the publicly available information of the ARK Innovation ETF. None of the Fund, the Trust, the Advisor or any of their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding the ARK Innovation ETF is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the ARK Innovation ETF (and therefore the price of the ARK Innovation ETF at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning the ARK Innovation ETF could affect the value received with respect to the securities and therefore the value of the securities.

None of the Trust, the Fund, the Advisor or any of their respective affiliates makes any representation to you as to the performance of the ARK Innovation ETF.

THE FUND, THE TRUST, AND THE ADVISOR ARE NOT AFFILIATED WITH THE ARK ETF TRUST, THE ARK INNOVATION ETF, OR ARK INVESTMENT MANAGEMENT LLC.

Third Prospectus | Tradr 2X Short TSLA Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal market circumstances, the Fund will maintain at least 80% exposure to financial instruments that provide inverse exposure to two times the daily performance of TSLA. The Fund is an actively-managed ETF that seeks to achieve on a daily basis, before fees and expenses, -200% performance of TSLA for a single trading day, not for any other period, by entering into one or more swaps on TSLA. A “single trading day” is measured from the time the Fund calculates its NAV to the time of the Fund’s next NAV calculation.

The Fund will enter into one or more swaps with major global financial institutions for a specified period ranging from a day to more than one year whereby the Fund and the global financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on TSLA. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount representing TSLA. The Advisor, expects to rebalance the Fund’s holdings daily in an attempt to maintain short exposure for the Fund equal to -200% of TSLA. Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from -200% of the return of TSLA over the same period. As a result of its investment strategies, the Fund will be concentrated in the industry assigned to TSLA (i.e., hold 25% or more of its total assets in investments that provide inverse exposure to the industry assigned to TSLA). As of the date of this prospectus, TSLA is assigned to the Auto Manufacturing industry.

Additionally, the Fund may invest between 40-80% of the Fund’s portfolio depending on the amount of collateral required by the Fund’s counterparties in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality (“Collateral Investments”).

TSLA designs, manufactures and sells electric vehicles and electric vehicle powertrain components. TSLA is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by TSLA pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 001-34756 (CIK number 1318605) through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding TSLA may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents. Shares of TSLA are listed on Nasdaq.

The Fund has derived all disclosures contained in this document regarding TSLA from the publicly available documents described above. In connection with the offering of the Fund’s securities, none of the Fund, the Trust, the Advisor, or any of their respective affiliates has participated in the preparation of such documents. The Advisor has not made any due diligence inquiry with respect to the data or information underlying the publicly available information of TSLA. None of the Fund, the Trust, the Advisor, or any of their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding TSLA is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of TSLA have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning TSLA could affect the value of the Fund’s investments with respect to TSLA and therefore the value of the Fund.

None of the Trust, the Fund, the Advisor, or any of their respective affiliates makes any representation to you as to the performance of TSLA.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market circumstances, the Fund will maintain at least 80% exposure to financial instruments that provide inverse exposure to two times the daily performance of TSLA.
Strategy Portfolio Concentration [Text]	As a result of its investment strategies, the Fund will be concentrated in the industry assigned to TSLA (i.e., hold 25% or more of its total assets in investments that provide inverse exposure to the industry assigned to TSLA).
Third Prospectus | Tradr 1.5X Short NVDA Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal market circumstances, the Fund will maintain at least 80% exposure to financial instruments that provide one and a half times inverse leveraged exposure to the daily performance of NVDA. The Fund is an actively-managed ETF that seeks to achieve on a daily basis, before fees and expenses, -150% performance of NVDA for a single trading day, not for any other period, by entering into one or more swaps on NVDA. A “single trading day” is measured from the time the Fund calculates its NAV to the time of the Fund’s next NAV calculation.

The Fund will enter into one or more swaps with major global financial institutions for a specified period ranging from a day to more than one year whereby the Fund and the global financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on NVDA. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount representing NVDA. The Advisor attempts to consistently apply leverage to increase the Fund’s exposure to -150% of NVDA, and expects to rebalance the Fund’s holdings daily to maintain such exposure. Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from -150% of the return of NVDA over the same period. As a result of its investment strategies, the Fund will be concentrated in the industry assigned to NVDA (i.e., hold 25% or more of its total assets in investments that provide inverse leveraged exposure to the industry assigned to NVDA). As of the date of this prospectus, NVDA is assigned to the semiconductor industry.

Additionally, the Fund may invest between 40-80% of the Fund’s portfolio depending on the amount of collateral required by the Fund’s counterparties in (1) U.S. government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short-term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality (“Collateral Investments”).

NVDA pioneers accelerated computing to help solve the most challenging computational problems. NVDA expanded its focus from personal computer graphics to include several other large and important computationally intensive field, such as artificial intelligence, data science, autonomous vehicles, robotics and augmented and virtual reality. NVDA is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by NVDA pursuant to the Exchange Act, including reports, proxy and information statements, and other information, can be located by reference to the Securities and Exchange Commission file number 0-23985 (CIK number 1045810) through the SEC’s website at www.sec.gov. In addition, information regarding NVDA may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents. Shares of NVDA are listed on Nasdaq.

The Fund has derived all disclosures contained in this document regarding NVDA from the publicly available documents described above. In connection with the offering of the Fund’s securities, none of the Fund, the Trust, the Advisor, or any of their respective affiliates has participated in the preparation of such documents. The Advisor has not made any due diligence inquiry with respect to the data or information underlying the publicly available information of NVDA. None of the Fund, the Trust, the Advisor, or any of their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding NVDA is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of NVDA have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning NVDA could affect the value of the Fund’s investments with respect to NVDA and therefore the value of the Fund.

None of the Trust, the Fund, the Advisor, or any of their respective affiliates makes any representation to you as to the performance of NVDA.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market circumstances, the Fund will maintain at least 80% exposure to financial instruments that provide one and a half times inverse leveraged exposure to the daily performance of NVDA.
Strategy Portfolio Concentration [Text]	As a result of its investment strategies, the Fund will be concentrated in the industry assigned to NVDA (i.e., hold 25% or more of its total assets in investments that provide inverse leveraged exposure to the industry assigned to NVDA). As of the date of this prospectus, NVDA is assigned to the semiconductor industry.
Third Prospectus | Tradr 1X Short Innovation Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed ETF that attempts to achieve the inverse (-100%) of the return of the ARK Innovation ETF for a single trading day (and not for any other period) by entering into one or more swaps on the ARK Innovation ETF. A “single trading day” is measured from the time the Fund calculates its NAV to the time of the Fund’s next NAV calculation.

The Fund will enter into one or more swaps with major global financial institutions for a specified period ranging from a day to more than one year whereby the Fund and the global financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on the ARK Innovation ETF. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount representing the ARK Innovation ETF. The ARK Innovation ETF is an actively managed ETF that seeks long-term growth of capital by investing under normal circumstances primarily (at least 65% of its assets) in domestic and foreign equity securities of companies that are relevant to the Fund’s investment theme of disruptive innovation. It is typically comprised of 35-55 companies.

Additionally, the Fund may invest between 40-80% of the Fund’s portfolio depending on the amount of collateral required by the Fund’s counterparties in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short-term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality (“Collateral Investments”).

The Advisor expects to rebalance the Fund’s holding daily in an attempt to maintain short exposure for the Fund equal to -100% of ARK Innovation ETF. Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from -100% of the return of the ARK Innovation ETF over the same period. The Fund will lose money if the ARK Innovation ETF’s performance is flat over time, and as a result of daily rebalancing, the ARK Innovation ETF’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the ARK Innovation ETF’s performance decreases over a period longer than a single day.

The Fund has derived all disclosures contained in this document regarding ARK Innovation ETF from the publicly available documents described above. In connection with the offering of the Fund’s securities, none of the Fund, the Trust, the Advisor, or any of their respective affiliates has participated in the preparation of such documents. The Advisor has not made any due diligence inquiry with respect to the data or information underlying the publicly available information of the ARK Innovation ETF. None of the Fund, the Trust, the Advisor, or any of their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding the ARK Innovation ETF is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the ARK Innovation ETF have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning the ARK Innovation ETF could affect the value of the Fund’s investments with respect to the ARK Innovation ETF and therefore the value of the Fund.

None of the Trust, the Fund, the Advisor, or any of their respective affiliates makes any representation to you as to the performance of the ARK Innovation ETF.